Significant accounting policies - Stock-based compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equipment expense	$ 243,427,000	$ 129,692,000
Inventory net	$ 21,649,000	$ 13,391,000
Number of trading days used to determine weighted average trading price of common shares	5 days
Inventory Error [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Inventory gross	$ (2,775,000)
Equipment expense	(2,775)
Inventory net	2,040,000
Equipment Expense net	$ (2,040)
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	20.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage	50.00%
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period	2 years
Award vesting period	3 years
Compensation expense recognition period	3 years
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Compensation expense recognition period	3 years